ADDITIONAL INFORMATION CONDENSED FINANCIAL STATEMENTS (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 10,346,093	$ 4,914,748	$ 1,756,948	$ 7,371,773	$ 16,391,266	$ 1,902,197
Total current assets	16,290,316	14,059,288			29,633,483
Non-current assets
Total non-current assets	40,959,769	31,510,706			22,744,897
Total assets ? December 31, 2018	57,250,085	45,569,994			52,378,380
Current Liabilities
Total current liabilities	25,725,577	16,331,849			26,041,838
Total liabilities	25,725,577	16,331,849			26,842,977
Shareholders? Equity
Preferred stock (No par value, Unlimited number authorized, Issued and outstanding: none)
Common stock (No par value, Unlimited number authorized, 28,030,010 shares issued and outstanding as of December 31, 2018 and 2017)
Additional paid in capital	7,057,676	7,057,676			7,057,676
Retained earnings	23,172,074	20,787,143			15,634,756
Total Shareholders? Equity	31,524,508	29,238,145			25,535,403	$ 9,071,284
Total liabilities and shareholders' equity	$ 57,250,085	45,569,994			52,378,380
Condensed balance sheet [Member]
Current assets
Cash and cash equivalents					34,686
Total current assets					34,586
Non-current assets
Total non-current assets		28,819,885			25,000,970
Total assets ? December 31, 2018		28,819,885			25,035,556
Current Liabilities
Total current liabilities		448			5,448
Total liabilities		448			5,448
Shareholders? Equity
Preferred stock (No par value, Unlimited number authorized, Issued and outstanding: none)
Common stock (No par value, Unlimited number authorized, 28,030,010 shares issued and outstanding as of December 31, 2018 and 2017)
Additional paid in capital		7,057,676			7,057,676
Retained earnings		22,598,718			17,414,167
Total Shareholders? Equity		28,819,437			25,030,108
Total liabilities and shareholders' equity		28,819,885			25,035,556
Long term investment		28,819,885			25,000,970
Accrued expenses and other liabilities		448			5,448
Accumulated other comprehensive (loss) income		$ (836,957)			$ 558,265